Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments (Abstract)
Schedule Of Carrying Values And Estimated Fair Values Of Financial Instruments [Table Text Block]

	Carrying Amount June 30, 2012	Fair Value June 30, 2012	Carrying Amount December 31, 2011	Fair Value December 31, 2011
Financial assets/(liabilities)
Cash and cash equivalents	212,679	212,679	175,708	175,708
Restricted cash	5,899	5,899	5,984	5,984
Marketable securities	2,679	2,679	2,534	2,534
Investments	1,000	1,000	1,000	1,000
Debt	(1,474,166)	(1,471,793)	(1,515,663)	(1,512,651)

Schedule Of Derivate Instruments Statements Of Financial Position Location [Table Text Block]

		Asset Derivatives		Liability Derivatives
		June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	13,826	20,421
	FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion	—	—	6,182	8,414

Subtotal		—	—	20,008	28,835

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	7,911	8,807
	FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion	—	—	6,822	9,386
Bunker swaps	Current portion of financial instruments-Fair value	581	1,755	—	—

Subtotal		581	1,755	14,733	18,193

Total derivatives		581	1,755	34,741	47,028

Schedule Of Cash Flow Hedges Recognized In Accumulated Other Comprehensive Income [Table Text Block]

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2012	2011	2012	2011
Interest rate swaps	(1,015)	(3,879)	(1,828)	(6,326)

Total	(1,015)	(3,879)	(1,828)	(6,326)

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income Loss [Table Text Block]

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2012	2011	2012	2011
Interest rate swaps	Depreciation expense	(31)	(29)	(60)	(58)
Interest rate swaps	Interest and finance costs, net	(6,212)	(8,883)	(11,136)	(13,227)

Total		(6,243)	(8,912)	(11,196)	(13,285)

Schedule Of Derivatives Not Designated As Hedging Instruments Gain Loss In Statement Of Financial Performance [Text Block]

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,			Amount Six months ended June 30,
		2012	2011	2012	2011
Interest rate swaps	Interest and finance costs, net	(1,085)	(2,039)	(768)	(1,897)
Bunker swaps	Interest and finance costs, net	(1,267)	177	231	4,052

Total		(2,352)	(1,862)	(537)	2,155

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Table Text Block]

Recurring measurements	June 30, 2012	Quoted Prices in Active Markets for Identical Assets/(Liabilities) (Level 1)	Significant Other Observable Inputs Assets/(Liabilities) (Level 2)	Unobservable Inputs Assets/(Liabilities) (Level 3)
Interest rate swaps	(34,741)	—	(34,741)	—
Marketable Securities	2,679	—	2,679	—
Bunker swaps	581	—	581	—

	(31,481)	—	(31,481)	—

Recurring measurements:	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/(Liabilities) (Level 1)	Significant Other Observable Inputs Assets/(Liabilities) (Level 2)	Unobservable Inputs Assets/(Liabilities) (Level 3)
Interest rate swaps	(47,028)	—	(47,028)	—
Marketable Securities	2,534		2,534
Bunker swaps	1,755	—	1,755	—

	(42,739)	—	(42,739)	—

Fair Value Assets Measured On Non Recurring Basis Text Block

Nonrecurring basis	June 30, 2012	Unobservable Inputs (Level 3)
Vessels held for sale (Note 4)	$44,409	$44,409

	$44,409	$44,409

Nonrecurring basis	December 31, 2011	Unobservable Inputs (Level 3)
Vessels held for sale (Note 4)	$43,674	$43,674

	$43,674	$43,674